SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Short Term Investments Explanatory [Abstract]
Impairment charges	$ 10.6	$ 1.4
Bond investments	$ 1.8	$ 0.1